Financing - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended						12 Months Ended				3 Months Ended								12 Months Ended									12 Months Ended		12 Months Ended										0 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Base Rate [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Senior Secured Term Loan Due 2017 [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility due 2018 [Member]	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Base Rate [Member]	Dec. 31, 2012 Minimum London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Base Rate [Member]	Dec. 31, 2012 Maximum London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 6.625% Senior Payment in Kind Toggle Notes Due June 2020 [Member]	Dec. 31, 2013 7.375% Payment in Kind Toggle Notes Due June 2020 [Member]	Dec. 31, 2013 8.25% Senior Notes Due January 2019 [Member]	Jan. 15, 2011 8.25% Senior Notes Due January 2019 [Member] Successor [Member]	Dec. 31, 2013 Senior Secured Term Loan, at Par [Member]	Dec. 31, 2012 Senior Secured Term Loan, at Par [Member]	Dec. 31, 2013 Senior Secured Term Loan, at Par [Member] Successor [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member] Successor [Member]	Dec. 31, 2013 Secured Debt [Member] Tranches	Dec. 31, 2013 Secured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Secured Debt [Member] Senior Secured Term Loan Due 2017 [Member]	Dec. 31, 2013 Secured Debt [Member] Senior Secured Term Loan Facility due 2018 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	May 28, 2013 Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period One [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period Two [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period Three [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Maximum	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Successor [Member]	May 31, 2013 Senior PIK Toggle Notes [Member] CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Maturity period of debt																																Jan. 15, 2019				Jan. 14, 2018		Jan. 14, 2017						Jun. 01, 2020					Jun. 01, 2020	Jun. 01, 2020
Net proceeds from initial public offering																																$ 400,000,000
Redemption premium																																33,000,000
Deferred financing fees																																7,900,000		2,000,000	2,600,000
Principal amount included accrued and unpaid interest																																101.00%
Incurred costs																																	45,700,000
Costs unamortized																																24,700,000
Senior secured credit facilities																																		1,000,000,000			400,000,000
Long-term debt repaid																							907,817,000	1,597,326,000	394,356,000									172,300,000	104,600,000		225,000,000															100,000,000
Ratio of consolidated senior secured debt							2.25				2.75
Number of senior secured term loan tranches																																							2
Senior secured term loan																																									350,000,000	525,000,000
Due date of loan					2017-01	2018-01
Eliminated LIBOR floor																																									1.00%
Term loan and reduces																																										0.75%
Libor rate margin																																								2.50%
Spread on LIBOR			0.50%	1.50%					0.50%	1.50%			1.00%	2.00%
Percentage revolving credit facility	0.375%							0.25%				0.375%
Long-term debt proceeds																							947,379,000	2,723,100,000	299,150,000			550,000,000						172,300,000	104,600,000		225,000,000
Original issue discount																																		1,400,000	500,000
Pretax costs																																		3,300,000	2,700,000
Voluntary repayment																																							100,000,000
Upfront fees																																											10,400,000
Cost incurred																																											1,000,000
Remaining cost included in other expenses																																											1,700,000
Remaining available capacity under revolving credit facility																																					308,700,000
Line of credit facility borrowing base																																					362,800,000
Outstanding letters of credit																																					54,100,000
Additional repayments																																					9,700,000
Issuing of senior payment-in-kind toggle notes																																												550,000,000						550,000,000
Cash interest percentage of senior payment-in-kind toggle notes																																												6.625%						6.625%
Debt instrument percentage interest under indenture of notes																																												7.375%						7.375%
Net proceeds from long-term debt																																												538,800,000						540,100,000
Special cash dividend and distribution to equity holders																																												550,000,000
Redemption date, period start date																																													Jun. 01, 2016	Jun. 01, 2017	Jun. 01, 2018
Redemption date, period end date																																													May 31, 2017	May 31, 2018
Accrued and unpaid interest																																													103.313%	101.656%	100.00%
Interest rate on senior note																														6.625%	7.375%
Current restricted payment																																																20,000,000
Cash and cash equivalents																																																10,000,000
Non-guarantor subsidiaries, assets															4,734,055,000				4,793,264,000				4,734,055,000		4,793,264,000	1,077,000,000	952,000,000	1,651,401,000	1,187,239,000
Assets held by non-guarantor subsidiaries as percentage of total assets																										23.00%	20.00%
Non-guarantor subsidiaries, liabilities															3,646,039,000				3,610,982,000				3,646,039,000		3,610,982,000	315,000,000	270,000,000	563,385,000	4,957,000
Liabilities held by non-guarantor subsidiaries as percentage of total liabilities																										9.00%	7.00%
Non-guarantor subsidiaries, sales															846,558,000	888,011,000	940,859,000	804,689,000	848,211,000	894,019,000	835,915,000	743,740,000	3,480,117,000	3,186,446,000	3,321,885,000	1,358,000,000	1,356,000,000
Non-guarantor subsidiaries of net sale, percentage																										39.00%	41.00%
Weighted average effective interest rate	6.89%	7.33%
Debt issuance cost																																																			$ 1,300,000